LEASES - Supplemental balance sheet information (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Operating Leases
Operating lease right-of-use assets gross	$ 131,166	$ 144,029
Less: Provision for impairment	(4,518)
Operating lease right-of-use assets	126,648	144,029
Total lease liabilities	81,937	94,182
Land use rights
Operating Leases
Operating lease right-of-use assets	45,755
Related party
Operating Leases
Operating lease liabilities-related parties	1,625	1,028
Operating lease liabilities, non-current	4,025	10,729
Nonrelated Party
Operating Leases
Operating lease liabilities, current	11,493	14,094
Operating lease liabilities, non-current	$ 64,794	$ 68,331